Stockholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholder's Equity
11. Stockholder’s Equity
Authorized Capital
The Company is authorized to issue up to $1,747,644,300 in its primary offering. The Company is selling any combination of the four classes of shares of its common stock, Class T shares, Class S shares, Class D shares and Class I shares, with a dollar value up to the maximum offering amount. The share classes have different upfront selling commissions and ongoing stockholder servicing fees. The Company is also offering Class C shares in a private offering. Other than the differences in upfront selling commissions, dealer manager fees and ongoing stockholder servicing fees, each class of common stock has the same economic and voting rights.
As of June 30, 2021 and December 31, 2020, the Company had authority to issue 1,050,000,000 shares, consisting of the following:

Classification	No. of Authorized Shares	Par Value Per Share
Preferred stock	50,000,000	$0.01
Class T common stock	250,000,000	$0.01
Class S common stock	250,000,000	$0.01
Class D common stock	125,000,000	$0.01
Class C common stock	125,000,000	$0.01
Class I common stock	250,000,000	$0.01

	1,050,000,000

Distributions
Beginning December 31, 2019, the Company declared monthly distributions for each class of its common stock, which are generally paid approximately 20 days after month-end.
Class S shares and Class I shares received the same aggregate gross distribution per share, which was $0.7114 per share since inception through June 30, 2021. The net distribution varies for each class based on the applicable stockholder servicing fee, which is deducted from the monthly distribution per share and paid directly to the applicable distributor.
The following table details the net distribution for each of our share classes as of June 30,
2021
:

Declaration Date	Class S Shares	Class I Shares	Class C Shares	Class T Shares	Class D Shares
December 31, 2019	$0.0189	$0.0250	$—	$—	$—
January 30, 2020	0.0222	0.0294	—	—	—
February 27, 2020	0.0272	0.0341	—	—	—
March 30, 2020	0.0267	0.0341	—	—	—
April 30, 2020	0.0272	0.0344	—	—	—
May 29, 2020	0.0288	0.0361	—	—	—
June 30, 2020	0.0293	0.0365	—	—	—
July 30, 2020	0.0291	0.0365	—	—	—
August 28, 2020	0.0293	0.0367	—	—	—
September 29, 2020	0.0295	0.0367	—	—	—
October 29, 2020	0.0294	0.0369	—	—	—
November 25, 2020	0.0320	0.0392	—	—	—
December 30, 2020	0.0342	0.0417	—	—	—
January 28, 2021	0.0344	0.0420	—	—	—
February 25, 2021	0.0352	0.0420	—	—	—
March 30, 2021	0.0346	0.0422	0.0422	—	—
April 29, 2021	0.0348	0.0422	0.0422	—	—
May 27, 2021	0.0350	0.0427	0.0427	—	—
June 29, 2021	0.0355	0.0430	0.0430	—	—

Total	$0.5733	$0.7114	$0.1701	$—	$—

11. Stockholders’ Equity
Authorized Capital
The Company is authorized to issue up to $1,050,000,000 in shares in its primary offering. The Company is selling any combination of the four classes of shares of its common stock, Class T shares, Class S shares, Class D shares and Class I shares, with a dollar value up to the maximum offering amount. The share classes have different upfront selling commissions and ongoing stockholder servicing fees. See Note 2 for a further description of such items. Other than the differences in upfront selling commissions, dealer manager fees and ongoing stockholder servicing fees, each class of common stock has the same economic and voting rights.
As of December 31, 2020 and 2019, the Company had authority to issue 1,050,000,000 shares, consisting of the following:

Classification	No. of Authorized Shares	Par Value Per Share
Preferred stock	50,000,000	$0.01
Class T common stock	250,000,000	$0.01
Class S common stock	250,000,000	$0.01
Class D common stock	250,000,000	$0.01
Class I common stock	250,000,000	$0.01

	1,050,000,000

Common Stock
The following tables detail the movement in the Company’s outstanding shares of common stock:

	Class S	Class I	Class T	Class D	Total
December 31, 2019	5,851,600	9,145,617	—	—	14,997,217

Common stock issued	7,040,896	759,820	—	—	7,800,716
Distribution reinvestments	205,798	9,763	—	—	215,561
Independent directors’ restricted stock vested (1)	—	5,749	—	—	5,749
Management fees	—	78,022	—	—	78,022
Stock redemptions	(65,644)	(2,521,620)	—	—	(2,587,264)

December 31, 2020	13,032,650	7,477,351	—	—	20,510,001

(1)
The directors’ vested restricted stock represents $127,500 of the annual compensation paid to the independent directors since inception. The restricted stock is amortized over the one-year
service period of such stock grants.

Distributions
Beginning December 31, 2019, the Company declared monthly distributions for each class of its common stock, which are generally paid approximately 20 days after month-end.
Each class of the Company’s common stock received the same aggregate gross distribution per share, which was $0.4573 per share since inception through December 31, 2020. The net distribution varies for each class based on the applicable stockholder servicing fee, which is deducted from the monthly distribution per share and paid directly to the applicable distributor. All 2019 and 2020 distributions represent a return of capital.
The Company generally intends to distribute substantially all of its taxable income, which does not necessarily equal net income as calculated in accordance with GAAP, to its stockholders each year to comply with the REIT provisions of the Internal Revenue Code. Each class of our common stock receives the same gross distribution per share. The net distribution varies for each class based on the applicable stockholder servicing fee, which is
deducted from the monthly distribution per share and paid directly to the applicable distributor.
The following table details the net distribution for each of our share classes as of December 31,
2020
:

Declaration Date	Class S Shares	Class I Shares	Class T Shares	Class D Shares
December 31, 2019	$0.0189	$0.0250	$—	$—
January 30, 2020	$0.0222	$0.0294	$—	$—
February 27, 2020	$0.0272	$0.0341	$—	$—
March 30, 2020	$0.0267	$0.0341	$—	$—
April 30, 2020	$0.0272	$0.0344	$—	$—
May 29, 2020	$0.0288	$0.0361	$—	$—
June 30, 2020	$0.0293	$0.0365	$—	$—
July 30, 2020	$0.0291	$0.0365	$—	$—
August 28, 2020	$0.0293	$0.0367	$—	$—
September 29, 2020	$0.0295	$0.0367	$—	$—
October 29, 2020	$0.0294	$0.0369	$—	$—
November 25, 2020	$0.0320	$0.0392	$—	$—
December 30, 2020	$0.0342	$0.0417	$—	$—

Total	$0.3638	$0.4573	$—	$—

Distribution Reinvestment Plan
The Company has adopted a distribution reinvestment plan whereby stockholders (other than Alabama, Idaho, Kansas, Kentucky, Maine, Maryland, Massachusetts, Nebraska, New Jersey, Ohio, Oregon, Vermont and Washington investors) will have their cash distributions automatically reinvested in additional shares of common stock unless they elect to receive their distributions in cash. Alabama, Idaho, Kansas, Kentucky, Maine, Maryland, Massachusetts, Nebraska, New Jersey, Ohio, Oregon, Vermont and Washington investors will automatically receive their distributions in cash unless they elect to have their cash distributions reinvested in additional shares of the Company’s common stock. The per share purchase price for shares purchased pursuant to the distribution reinvestment plan will be equal to the offering price before upfront selling commissions and dealer manager fees (the “transaction price”) at the time the distribution is payable, which will generally be equal to the Company’s prior month’s NAV per share for that share class. Stockholders will not pay upfront selling commissions or dealer manager fees when purchasing shares pursuant to the distribution reinvestment plan. The stockholder servicing fees with respect to shares of the Company’s Class T shares, Class S shares and Class D shares are calculated based on the NAV for those shares and may reduce the NAV or, alternatively, the distributions payable with respect to shares of each such class, including shares issued in respect of distributions on such shares under the distribution reinvestment plan. For the year ended December 31, 2020, the Company reinvested $2.2 million of distributions. There were no distributions reinvested during the year December 31, 2019.
Share Repurchase Plan
The Company has adopted a share repurchase plan, whereby on a monthly basis, stockholders may request that the Company repurchase all or any portion of their shares. The Company may choose to repurchase all, some or none of the shares that have been requested to be repurchased at the end of any particular month, in its discretion, subject to any limitations in the share repurchase plan. The total amount of aggregate repurchases of Class T, Class S, Class D, and Class I shares will be limited to 2% of the aggregate NAV per month and 5% of the aggregate NAV per calendar quarter. Shares would be repurchased at a price equal to the transaction price on the applicable repurchase date, subject to any early repurchase deduction. Shares that have not been outstanding for at least one year would be repurchased at 95% of the transaction price. Due to the illiquid nature of investments in real estate, the Company may not have sufficient liquid resources to fund repurchase requests and has established limitations on the amount of funds the Company may use for repurchases during any calendar month and quarter. Further, the Company’s board of directors may modify, suspend or terminate the share repurchase plan. For the year ended December 31, 2020, the Company repurchased 2,587,264 shares including 2,521,620 shares repurchased from Oaktree Fund GP I, L.P. (the “Oaktree Investor”). There were no share repurchases as of December 31, 2019.